UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues			$ 21,677,000	$ 5,791,000	$ 40,837,000	$ 22,345,000	$ 52,534,000	$ 36,232,000
Cost of revenue			21,394,000	7,854,000	40,968,000	23,696,000	56,831,000	37,280,000
Research and development			4,083,000	2,134,000	7,176,000	4,004,000	9,406,000	7,731,000
Sales and marketing			2,392,000	1,183,000	4,146,000	2,720,000	5,429,000	3,261,000
General and administrative expenses			3,806,000	4,642,000	7,763,000	8,655,000	16,584,000	17,794,000
Total operating expense			10,281,000	7,959,000	19,085,000	15,379,000	31,419,000	28,786,000
Loss from operations			(9,998,000)	(10,022,000)	(19,216,000)	(16,730,000)	(35,716,000)	(29,834,000)
Interest expense			(64,000)	(170,000)	(142,000)	(380,000)	559,000	158,000
Other expense, net			52,000	(212,000)	127,000	(492,000)	685,000	269,000
Loss before income taxes			(10,010,000)	(10,404,000)	(19,231,000)	(17,602,000)	(36,960,000)	(30,261,000)
Provision for income taxes			41,000	44,000	87,000	122,000	149,000
Net loss			$ (10,051,000)	$ (10,448,000)	$ (19,318,000)	$ (17,724,000)	(37,109,000)	(30,261,000)
Less: Deemed dividend to preferred stockholder on exchange for common shares							0	(3,208,000)
Net Loss attributable to SmartRent.com common stockholders, basic and diluted							$ (37,109,000)	$ (33,469,000)
Earnings Per Share [Abstract]
Basic and diluted net loss per common share			$ (4.87)	$ (6.82)	$ (9.71)	$ (12.92)	$ (23,940)	$ (36,340)
Basic and diluted Weighted-average number of shares used in computing net loss per share			2,064,000	1,531,000	1,990,000	1,372,000	1,550,000	921,000
Other comprehensive income
Foreign currency translation adjustment			$ 63,000	$ 46,000	$ (65,000)	$ 32,000	$ 235,000
Comprehensive loss			(9,988,000)	(10,402,000)	(19,383,000)	(17,692,000)	(36,874,000)	$ (30,261,000)
Hardware [Member]
Revenues			14,029,000	2,881,000	26,427,000	14,174,000	31,978,000	24,017,000
Cost of revenue			12,514,000	4,410,000	24,657,000	14,563,000	35,225,000	20,462,000
Professional Services [Member]
Revenues			3,564,000	1,210,000	7,165,000	4,841,000	12,304,000	9,095,000
Cost of revenue			6,274,000	2,218,000	11,734,000	6,749,000	16,176,000	14,438,000
Hosted Services [Member]
Revenues			4,084,000	1,700,000	7,245,000	3,330,000	8,252,000	3,120,000
Cost of revenue			2,606,000	$ 1,226,000	4,577,000	$ 2,384,000	$ 5,430,000	$ 2,380,000
Fifth Wall Acquisition Corp [Member]
General and administrative expenses		$ 6,344	2,968,471		3,185,888
Franchise tax expense		175	49,315		97,584
Loss from operations			(3,017,786)		(3,283,472)
Income from investments held in Trust Account			4,065		16,945
Net loss		(6,519)	(3,013,721)		(3,266,527)
Net Loss attributable to SmartRent.com common stockholders, basic and diluted			$ (3,013,721)		$ (3,266,527)
Earnings Per Share [Abstract]
Basic and diluted net loss per common share			$ (0.31)		$ (0.35)
Basic and diluted Weighted-average number of shares used in computing net loss per share			9,672,500		9,204,392
Fifth Wall Acquisition Corp [Member] | Class A Common Stock [Member]
Net loss		0
Fifth Wall Acquisition Corp [Member] | Class A Redeemable Common Stock [Member]
Income from investments held in Trust Account			$ 4,065		$ 16,945
Earnings Per Share [Abstract]
Basic and diluted net loss per common share			$ 0.00		$ 0.00
Basic and diluted Weighted-average number of shares used in computing net loss per share			34,500,000		34,500,000
Fifth Wall Acquisition Corp [Member] | Common Class B [Member]
Net loss		$ 0
Earnings Per Share [Abstract]
Basic and diluted net loss per common share		$ 0.00
Basic and diluted Weighted-average number of shares used in computing net loss per share	[1],[2]	7,500,000
Fifth Wall Acquisition Corp [Member] | Non Redeemable Class A and B Common Stock [Member]
Earnings Per Share [Abstract]
Basic and diluted net loss per common share			$ (0.31)		$ (0.35)
Basic and diluted Weighted-average number of shares used in computing net loss per share			9,672,500		9,204,392

[1]	On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).